Exhibit 99.29

Client Name:
Client Project Name:	JPMMT 2017-4
Start - End Dates:	12/11/2015 - 7/31/2017
Deal Loan Count:	7

Loan Level Tape Compare Upload

Loans in Report	6

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status
xxx	xxx	Debt to Income Ratio (Back)	33.4700	30.3175	Client Complete
xxx	xxx	Debt to Income Ratio (Back)	36.2730	38.8835	Client Complete
xxx	xxx	Property Type	SFR	Detached PUD	Client Complete
xxx	xxx	Debt to Income Ratio (Back)	39.2000	41.6649	Complete
xxx	xxx	Product Type	15 Yr Fixed	Jumbo 30yr Fixed	Complete
xxx	xxx	Debt to Income Ratio (Back)	25.0000	37.8973	Complete
xxx	xxx	Product Type	15 Yr Fixed	30 Yr Fixed	Complete
xxx	xxx	Debt to Income Ratio (Back)	24.0000	26.3957	Complete
xxx	xxx	Product Type	15 Yr Fixed	Jumbo 30yr Fixed	Complete
xxx	xxx	Debt to Income Ratio (Back)	34.0000	35.7814	Complete
xxx	xxx	Lien Position	2	1	Complete
xxx	xxx	Product Type	15 Yr Fixed	Jumbo 30yr Fixed	Complete
xxx	xxx	Property Type	SFR	Detached PUD	Complete
xxx	xxx	Representative Credit Score for Grading	797	752	Complete

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